Capital Structure	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Capital Structure [Abstract]
CAPITAL STRUCTURE
6. CAPITAL STRUCTURE:

The Company’s capital structure consists of preferred and common stock as described below:

Preferred Stock – The Company is authorized to issue 10,000,000 shares of $.001 par value preferred stock. The Company’s Board of Directors determines the rights and preferences of its preferred stock.

On January 31, 2007, the Company filed a Certificate of Designation with the Secretary of State of Delaware. Effective with this filing, 2,000,000 preferred shares became Series 1 Convertible Preferred Stock. Series 1 Convertible Preferred Stock will rank senior to Common Stock.

Series 1 Convertible Preferred Stock was convertible into 5.1 shares of the Company’s Common Stock, subject to certain anti-dilution rights. As a result of the Common Stock offering described below and the sale of Common Stock to officers and/or directors as set forth under Note 7, each share of Series 1 Preferred Stock is currently convertible into 5.8 shares of the Company’s Common Stock. The holder of the Series 1 Convertible Preferred Stock has the option to convert the shares to Common Stock at any time. Upon conversion all accumulated and unpaid dividends will be paid as additional shares of Common Stock.

The dividend rate on Series 1 Convertible Preferred Stock was 8%. Dividends were paid between 2007 and 2009 annually on December 31st in the form of additional Series 1 Convertible Preferred Stock unless the Board of Directors approved a cash dividend. Dividends on Series 1 Convertible Preferred Stock ceased to accrue on the earlier of December 31, 2009, or on the date they were converted to Common Shares. Thereafter, the holders of Series 1 Convertible Preferred Stock have the same dividend rights as holders of Common Stock, as if the Series 1 Convertible Preferred Stock had been converted to Common Stock.

During the nine months ended September 30, 2014, 34,168 preferred shares were converted into 194,758 common shares. As of September 30, 2014 there were 342,219 shares of Series 1 Convertible Preferred Stock outstanding.

Common Stock – The Company is authorized to issue 65,000,000 shares of $.0001 par value Common Stock. Each share of Common Stock entitles the holder to one vote at all stockholder meetings. Dividends on Common Stock will be determined annually by the Company’s Board of Directors.

During the fourth quarter of 2013, the Company raised $1,000,000 from the sale of its restricted Common Stock at $.40 per share. An aggregate of 2,500,000 shares of Common Stock were sold under Rule 506 and/or Section 4(2) of the Securities Act of 1933 as amended. The Company also issued 14,493 shares to consultants for services rendered.

From May through October 2014, the Company received gross proceeds of $6,501,101 from the sale of 11,820,187 shares offered through three co-placement agents in a private placement offering at an offering price of $.55 per share. During the second and third quarters of 2014, the Company received net proceeds from this offering of $5,472,008 from the sale of 11,574,730 shares of its Common Stock under Rule 506 and/or Section 4(2) of the Securities Act of 1933 as amended. The foregoing excludes the issuance at the final closing date of October 9, 2014 of seven year warrants to purchase 15% of the number of shares sold in the offering, which warrants were issued to the placement agents. As of September 30, 2014, the placement agents have earned warrants to purchase 1,766,209 shares. The forgoing does not include warrants to purchase 6,818 warrants which were earned at the final closing on October 9, 2014, bringing the total number of placement agent warrants to 1,773,027, each at an exercise price of $.55 per share.

In addition, pursuant to the terms of the private placement offering, George Rubin and Morry F. Rubin, officers, directors and founders of the Company, each completed the funding of their $500,000 loan to the Company and converted these loans into shares of the Company’s Common Stock at the same offering price per share as that paid by investors in the offering. An aggregate of 1,818,182 shares of the Company’s Common Stock were issued to the Rubins from the conversion of their notes totaling $1,000,000.

7. CAPITAL STRUCTURE:

The Company’s capital structure consists of preferred and common stock as described below:

Preferred Stock – The Company is authorized to issue 10,000,000 shares of $.001 par value preferred stock.  The Company’s Board of Directors determines the rights and preferences of its preferred stock.

On January 31, 2007, the Company filed a Certificate of Designation with the Secretary of State of Delaware.  Effective with this filing, 2,000,000 preferred shares became Series 1 Convertible Preferred Stock.  Series 1 Convertible Preferred Stock will rank senior to Common Stock.

Series 1 Convertible Preferred Stock is convertible into 5.1 shares of the Company’s Common Stock.  The holder of the Series 1 Convertible Preferred Stock has the option to convert the shares to Common Stock at any time.  Upon conversion all accumulated and unpaid dividends will be paid as additional shares of Common Stock.

The dividend rate on Series 1 Convertible Preferred Stock is 8%.  Dividends are paid annually on December 31st in the form of additional Series 1 Convertible Preferred Stock unless the Board of Directors approves a cash dividend.  Dividends on Series 1 Convertible Preferred Stock shall cease to accrue on the earlier of December 31, 2009, or on the date they are converted to Common Shares.  Thereafter, the holders of Series 1 Convertible Preferred Stock have the same dividend rights as holders of Common Stock, as if the Series 1 Convertible Preferred Stock had been converted to Common Stock.

Common Stock – The Company is authorized to issue 65,000,000 shares of $.0001 par value Common Stock.  Each share of Common Stock entitles the holder to one vote at all stockholder meetings.  Dividends on Common Stock will be determined annually by the Company’s Board of Directors.

During the last quarter of 2013, the Company raised $1,000,000 from the sale of its restricted Common Stock at $.40 per share. An aggregate of 2,500,000 shares of Common Stock were sold under Rule 506 and/or Section 4(2) of the Securities Act of 1933 as amended.  The Company also issued 14,493 shares to consultants for services rendered.

The changes in Series 1 Convertible Preferred Stock and Common Stock shares for the years ended December 31, 2013 and 2012 is summarized as follows:

	Series 1 Convertible	Common
	Preferred Stock	Stock
Balance, January 1, 2012	376,387	18,634,369
Preferred Stock Conversions	-	-
Common Stock Issuances	-	-
Balance, December 31, 2012	376,387	18,634,369

Preferred Stock Conversions	-	-
Common Stock Issuances	-	2,514,493
Balance, December 31, 2013	376,387	21,148,862